Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments, at fair value	$ 243,978	$ 291,371	$ 329,119
Debt securities available-for-sale	1,777	1,687	2,962
Warrant liability	365	227	178
Prepaid forward liability			14
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant liability	355	180	178
Prepaid forward liability			14
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant liability	10	47
Prepaid forward liability
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant liability
Equity Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments, at fair value	4,376	4,065	4,897
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments, at fair value	4,376	4,065	4,897
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments, at fair value
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments, at fair value
Other Debt Obligations [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt securities available-for-sale	1,777	1,687	2,962
Other Debt Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt securities available-for-sale
Other Debt Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt securities available-for-sale			998
Other Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt securities available-for-sale	$ 1,777	1,687	1,964
Other Equity Interests [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments, at fair value		5	558
Other equity interests		5
Other Equity Interests [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments, at fair value
Other equity interests
Other Equity Interests [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments, at fair value		5	558
Other equity interests		5
Other Equity Interests [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments, at fair value
Other equity interests